Toroso Investments, LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 29, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the SoFi Enhanced Yield ETF, is Post-Effective Amendment No. 193 and Amendment No. 194 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Toroso Investments, LLC